Subsequent Events (Details) - USD ($)	Mar. 13, 2023	Mar. 09, 2023	Feb. 26, 2023	Dec. 31, 2022	[1]	Dec. 05, 2022	Dec. 31, 2021	[1]	Oct. 07, 2021
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued or sold (in shares)		1,650,000
Common stock, par value (in dollars per share)		$ 0.0001
Price per share (in dollars per share)	$ 1.5
Exercise price of warrants (in dollars per share)	$ 2.04
Purchase price received on transaction	$ 4,500,000
Number of additional shares		1,350,000
Private Placement | Series A Warrants | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued or sold (in shares)		3,000,000
Warrant vesting term		6 months
Warrant term		5 years
Number of securities called by warrants (in shares)		3,000,000
Private Placement | Series B Warrants | Subsequent Event
Subsequent Event [Line Items]
Warrant vesting term		6 months
Warrant term		2 years
Number of securities called by warrants (in shares)		3,000,000
Private Placement | Pre-Funded Warrants | Subsequent Event
Subsequent Event [Line Items]
Price per share (in dollars per share)	$ 1.4999
Exercise price of warrants (in dollars per share)	$ 0.0001
Innovations Group, to Belmar MidCo, Inc | Subsequent Event
Subsequent Event [Line Items]
Ownership percentage			100.00%

[1]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.